State Street Bank and Trust Company
Fund Administration Legal Division
4 Copley Place, 5th floor
Boston, MA 02116

March 4, 2013
VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attention:	Office of Filings, Information & Consumer Service

Re:	NORTH AMERICAN GOVERNMENT BOND FUND, INC. (the “Registrant”)
File Nos.: 811-07292 and 033-53598

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I am transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the Prospectus and Statement of Additional Information, each dated March 1, 2013, do not differ from those contained in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on February 28, 2013 (Accession #0001398344-13-001077).

If you have any questions, please contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President and Managing Counsel